Subsequent Events (Details Narrative) - USD ($)					1 Months Ended				3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 22, 2016	Dec. 14, 2016	Oct. 31, 2016	Apr. 13, 2016	May 31, 2016	Apr. 29, 2016	Mar. 29, 2016	Feb. 29, 2016	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Oct. 31, 2016	Jan. 31, 2016
Subsequent Event [Line Items]
Exercise prices of warrants													$ 0.008
Note converted into common stock												$ 62,160
Note converted into shares of common stock												46,526,995
Debt instrument interest rate			10.00%						10.00%			10.00%
Minimum [Member]
Subsequent Event [Line Items]
Exercise prices of warrants					$ 0.0021
Maximum [Member]
Subsequent Event [Line Items]
Exercise prices of warrants					$ 0.0324
Investor [Member]
Subsequent Event [Line Items]
Exercise prices of warrants									$ 0.004	$ 0.004	$ 0.0027
Warrant [Member]
Subsequent Event [Line Items]
Exercise prices of warrants												$ 0.006
Subsequent Event [Member] | December 2016 Note [Member]
Subsequent Event [Line Items]
Shares issued, shares	5,000,000
Shares issued, amount	$ 10,000
Percentage of warrant exercise price	40.00%
Note converted into common stock		$ 110,000
Note conversion price per share	$ 0.002
Debt convertible original issue discount percentage		10.00%
Repayments of debt		$ 30,000
Debt instrument periodic payment, principal		33,000
Debt convertible original issue discount, amount		$ 3,000
Debt instrument interest rate		12.00%
Debt instrument maturity term	3 years	1 year
Debt, weighted average interest rate		62.50%
Subsequent Event [Member] | November 2015 Note [Member] | November and December [Member]
Subsequent Event [Line Items]
Note converted into common stock												$ 34,844
Note converted into shares of common stock												34,039,836
Subsequent Event [Member] | Minimum [Member] | November 2015 Note [Member] | November and December [Member]
Subsequent Event [Line Items]
Note conversion price per share			$ 0.00098						0.00098			$ 0.00098
Subsequent Event [Member] | Maximum [Member] | November 2015 Note [Member] | November and December [Member]
Subsequent Event [Line Items]
Note conversion price per share			$ 0.00107						$ 0.00107			$ 0.00107
Subsequent Event [Member] | November and December [Member] | Investor [Member]
Subsequent Event [Line Items]
Shares issued, shares			23,088,500
Shares issued, amount			$ 46,177
Subsequent Event [Member] | November and December [Member] | Investor [Member] | Minimum [Member]
Subsequent Event [Line Items]
Shares issued, amount			$ 34,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued, shares				6,343,677		4,524,285	3,588,452	2,631,579
Shares issued, amount				$ 10,879		$ 7,702	$ 9,077	$ 5,000
Subsequent Event [Member] | Common Stock [Member] | Tangier Investment Group Llc [Member] | November and December [Member]
Subsequent Event [Line Items]
Shares issued, shares												27,053,635
Shares issued, amount												$ 35,082
Subsequent Event [Member] | Warrant [Member] | November and December [Member] | Investor [Member]
Subsequent Event [Line Items]
Percentage of warrant exercise price			40.00%						40.00%			40.00%
Subsequent Event [Member] | Warrant [Member] | November and December [Member] | Investor [Member] | Interest Rate Floor [Member]
Subsequent Event [Line Items]
Exercise prices of warrants												$ 0.002
Term of warrants												3 years